Pension And Severance Benefits	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension And Severance Benefits
Pension and Severance Benefits
The company and its subsidiaries have several defined benefit and defined contribution pension plans covering domestic and foreign employees and have severance plans covering Central American employees. Pension plans covering eligible salaried and hourly employees and Central American severance plans for all employees call for benefits to be based upon years of service and compensation rates. The company uses a December 31 measurement date for all of its plans.
Pension and severance expense consists of the following:

	Domestic Plans
(In thousands)	2011	2010	2009
Defined benefit and severance plans:
Service cost	$447	$466	$434
Interest on projected benefit obligation	1,237	1,327	1,479
Expected return on plan assets	(1,685)	(1,668)	(1,704)
Recognized actuarial loss	239	144	55
	238	269	264
Defined contribution plans	8,718	9,225	8,576
Total pension and severance expense	$8,956	$9,494	$8,840
	Foreign Plans
(In thousands)	2011	2010	2009
Defined benefit and severance plans:
Service cost	$6,291	$6,105	$4,721
Interest on projected benefit obligation	4,044	4,195	4,294
Expected return on plan assets	(34)	(37)	(45)
Recognized actuarial loss (gain)	647	821	(146)
Amortization of prior service cost	128	128	128
	11,076	11,212	8,952
Net settlement gain	(134)	(118)	—
	10,942	11,094	8,952
Defined contribution plans	428	410	584
Total pension and severance expense	$11,370	$11,504	$9,536
The company's pension and severance benefit obligations relate primarily to Central American benefits which, in accordance with local government regulations, are generally not funded until benefits are paid. Domestic pension plans are funded in accordance with the requirements of the Employee Retirement Income Security Act.
In both 2011 and 2010, net settlement gains, as shown above, resulted from severance payments made to employees terminated in Panama.
Financial information with respect to the company's domestic and foreign defined benefit pension and severance plans is as follows:

	Domestic Plans Year Ended December 31,		Foreign Plans Year Ended December 31,
(In thousands)	2011	2010	2011	2010
Fair value of plan assets at beginning of year	$19,249	$18,373	$5,014	$4,989
Actual return on plan assets	(244)	2,376	74	360
Employer contributions	1,936	888	8,409	8,942
Benefits paid	(2,436)	(2,388)	(8,424)	(9,080)
Foreign exchange	—	—	—	(197)
Fair value of plan assets at end of year	$18,505	$19,249	$5,073	$5,014

Projected benefit obligation at beginning of year	$25,665	$25,716	$57,454	$50,024
Service and interest cost	1,684	1,793	10,335	10,300
Actuarial loss	1,861	544	(79)	6,789
Benefits paid	(2,436)	(2,388)	(8,424)	(9,080)
Foreign exchange	—	—	(58)	(579)
Projected benefit obligation at end of year	$26,774	$25,665	$59,228	$57,454

Plan assets less than projected benefit obligation	$(8,269)	$(6,416)	$(54,155)	$(52,440)
The short-term portion of the unfunded status was approximately $9 million for foreign plans as of both December 31, 2011 and 2010, respectively. The full unfunded status of the domestic plans was classified as long-term at both December 31, 2011 and 2010. The foreign plans' accumulated benefit obligation was $46 million and $45 million as of December 31, 2011 and 2010, respectively. The domestic plans' accumulated benefit obligation was $27 million and $26 million as of December 31, 2011 and 2010, respectively.
The following weighted-average assumptions were used to determine the projected benefit obligations for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2011	2010	2011	2010
Discount rate	4.25%	5.00%	6.75%	8.00%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
The company's long-term rate of return on plan assets is based on the strategic asset allocation and future expected returns on plan assets. The following weighted-average assumptions were used to determine the net periodic benefit cost for the company's domestic pension plans and foreign pension and severance plans:

	Domestic Plans December 31,		Foreign Plans December 31,
	2011	2010	2011	2010
Discount rate	5.00%	5.50%	8.00%	8.00%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%
Long-term rate of return on plan assets	8.00%	8.00%	1.00%	1.00%
Included in "Accumulated other comprehensive income (loss)" in the Consolidated Balance Sheets are the following amounts that have not yet been recognized in net periodic pension cost:

	December 31,
(In thousands)	2011	2010
Unrecognized actuarial losses	$24,263	$21,303
Unrecognized prior service costs	948	1,076
The prior service costs and actuarial gains included in "Accumulated other comprehensive income" and expected to be included in net periodic pension cost during the next twelve months are $1 million.
The weighted-average asset allocations of the company's domestic pension plans and foreign pension and severance plans by asset category are as follows:

	Domestic Plans December 31,		Foreign Plans December 31,
	2011	2010	2011	2010
Asset category:
Equity securities	71%	74%	—	—
Fixed income securities	26%	24%	54%	24%
Cash and equivalents	3%	2%	46%	76%
The primary investment objective for the domestic plans is preservation of capital with a reasonable amount of long-term growth and income without undue exposure to risk. This is provided by a balanced strategy using fixed income securities, equities and cash equivalents. The target allocation of the overall fund is 75% equities and 25% fixed income securities. The cash position is maintained at a level sufficient to provide for the liquidity needs of the fund. For the funds covering the foreign plans, the asset allocations are primarily mandated by the applicable governments, with an investment objective of minimal risk exposure.
Mutual funds, domestic common stock, corporate debt securities and mortgage-backed pass-through securities held in the plans are publicly traded in active markets and are valued using the net asset value, or closing price of the investment at the measurement date. There have been no changes in the methodologies used at December 31, 2011 and 2010. The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The fair values of assets of the company's pension plans were as follows:

		Fair Value Measurements Using
(In thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
December 31, 2011
Domestic pension plans:
Money market accounts	$538	$538	$—	$—
Mutual funds:
Domestic	6,546	6,546	—	—
International	1,912	1,912	—	—
Domestic large-cap common stock	4,717	4,717	—	—
Fixed income securities:
Corporate bonds	2,642	—	2,642	—
Mortgage/asset-backed securities	1,968	—	1,968	—
Other	182	—	182	—
Total assets of domestic pension plans	18,505	13,713	4,792	—
Foreign pension and severance plans:
Cash and equivalents	2,347	2,347	—	—
Fixed income securities	2,726	—	2,726	—
Total assets of foreign pension and severance plans	5,073	2,347	2,726	—
Total assets of pension and severance plans	$23,578	$16,060	$7,518	$—
December 31, 2010
Domestic pension plans:
Money market accounts	$386	$386	$—	$—
Mutual funds:
Domestic	6,992	6,992	—	—
International	2,213	2,213	—	—
Domestic large-cap common stock	5,084	5,084	—	—
Fixed income securities:
Corporate bonds	2,518	—	2,518	—
Mortgage/asset-backed securities	1,819	—	1,819	—
Other	237	—	237	—
Total assets of domestic pension plans	19,249	14,675	4,574	—
Foreign pension and severance plans:
Cash and equivalents	3,815	3,815	—	—
Fixed income securities	1,199	—	1,199	—
Total assets of foreign pension and severance plans	5,014	3,815	1,199	—
Total assets of pension and severance plans	$24,263	$18,490	$5,773	$—
The company expects to contribute approximately $2 million, including discretionary contributions, to its domestic defined benefit pension plans and expects to contribute approximately $10 million to its foreign pension and severance plans in 2012.
Expected benefit payments for the company's domestic defined benefit pension plans and foreign pension and severance plans are as follows:

(In thousands)	Domestic Plans	Foreign Plans
2012	$2,068	$10,301
2013	2,045	9,501
2014	2,031	8,893
2015	2,028	8,268
2016	1,989	7,631
2017-2021	9,172	32,448
The company is also a participant in a multiemployer defined benefit plan based in the United Kingdom covering officers aboard the company's current and former ships. Expense is recognized as the company is notified of funding requirements. Expense recognized related to this multiemployer plan in 2011, 2010 and 2009 was not significant. The company does not expect future contribution requirements to be material.